Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of debt covenant ratios	The ratios for the periods mentioned, were as follows:

	Fixed Charge Coverage Ratio	Leverage Ratio
March 31, 2023	1.91	3.35
June 30, 2023	2.11	3.30
September 30, 2023	2.11	3.24
December 31, 2023	2.16	3.22

Schedule of line of credit	The following table presents information related to the standby letters of credit:

Bank	Currency	Amount
Itaú	$	15,000
Credit Suisse (i)	$	45,000
JPMorgan (i)	$	20,000

(i) Maintained through its wholly-owned subsidiary ADBV.

These letters of credit contain a limited number of customary affirmative and negative covenants, including a maximum indebtedness to EBITDA ratio, as follows:

Bank	Ratio	Required Maximum Ratio	As of December 31, 2023
Itaú	Net indebtedness to EBITDA	4.5	1.00
Credit Suisse (i)	Indebtedness to EBITDA	4.0	0.67
JPMorgan (i)	Indebtedness to EBITDA	4.5	0.67

(i) Maintained through its wholly-owned subsidiary ADBV.

Schedule of provision for contingencies
The breakdown of the provision for contingencies is as follows:

Description	Balance at beginning of period	Accruals, net	Settlements	Reclassifications and increase of judicial deposits	Translation	Balance at end of period
Year ended December 31, 2023:
Tax contingencies in Brazil (i)	$28,505	$10,697	$(151)	$—	$1,532	$40,583
Labor contingencies in Brazil (ii)	14,095	14,231	(17,377)	556	1,169	12,674
Other (iii)	10,145	(668)	(4,494)	(3)	949	5,929
Subtotal	52,745	24,260	(22,022)	553	3,650	59,186
Judicial deposits (iv)	(7,906)	—	—	80	(741)	(8,567)
Provision for contingencies	$44,839	$24,260	$(22,022)	$633	$2,909	$50,619

Year ended December 31, 2022:
Tax contingencies in Brazil (i)	$16,642	$11,166	$(12)	$—	$709	$28,505
Labor contingencies in Brazil (ii)	13,270	12,426	(13,449)	1,094	754	14,095
Other (iii)	10,766	3,449	(2,763)	—	(1,307)	10,145
Subtotal	40,678	27,041	(16,224)	1,094	156	52,745
Judicial deposits (iv)	(6,592)	—	—	(953)	(361)	(7,906)
Provision for contingencies	$34,086	$27,041	$(16,224)	$141	$(205)	$44,839

Year ended December 31, 2021:
Tax contingencies in Brazil (i)	$10,662	$7,472	$—	$(517)	$(975)	$16,642
Labor contingencies in Brazil (ii)	14,514	11,319	(12,080)	522	(1,005)	13,270
Other (iii)	9,907	3,764	(1,708)	(136)	(1,061)	10,766
Subtotal	35,083	22,555	(13,788)	(131)	(3,041)	40,678
Judicial deposits (iv)	(8,135)	—	—	1,030	513	(6,592)
Provision for contingencies	$26,948	$22,555	$(13,788)	$899	$(2,528)	$34,086

(i)In 2023, 2022 and 2021, it includes mainly INSS (Instituto Nacional do Seguro Social) and CIDE (Contribuições de Intervenção no Domínio Econômico).
(ii)It primarily relates to dismissals in the normal course of business.
(iii)It relates to tax and labor contingencies in other countries and civil contingencies in all the countries.
(iv)It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.